SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 272,481	$ 203,820	[1],[2]
Mine operating expenses	107,400	98,722
Severance charges	45	225
Operating costs from metal inventory	1,918	299
Inventory write-off	176	0
Royalties	14,883	10,877
Cost of sales excluding depreciation and amortization	124,422	110,123	[1],[2]
Depreciation and amortization	23,727	17,134	[1],[2]
Mine operating profit	124,332	76,563	[1],[2]
Income tax expense	48,266	27,439	[1],[2],[3]
Income tax expense	36,748	6,291
Net loss from continuing operations attributable to non-controlling interest	(365)	4,671
Net income/(loss) from continuing operations attributable to Golden Star	38,518	5,317
Capital expenditures	45,224
Total assets	343,861	372,608	[4]
Operating segments | Wassa
Disclosure of operating segments [line items]
Revenue	272,481	203,820
Mine operating expenses	107,400	98,722
Severance charges	45	225
Operating costs from metal inventory	1,918	299
Inventory write-off	176
Royalties	14,883	10,877
Cost of sales excluding depreciation and amortization	124,422	110,123
Depreciation and amortization	23,727	17,134
Mine operating profit	124,332	76,563
Income tax expense	48,266	27,439
Net loss from continuing operations attributable to non-controlling interest	(365)	4,671
Net income/(loss) from continuing operations attributable to Golden Star	71,213	35,357
Capital expenditures	45,155	60,123
Total assets	285,573	232,182
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	0	0
Mine operating expenses	0	0
Severance charges	0	0
Operating costs from metal inventory	0	0
Inventory write-off	0
Royalties	0	0
Cost of sales excluding depreciation and amortization	0	0
Depreciation and amortization	0	0
Mine operating profit	0	0
Income tax expense	0	0
Net loss from continuing operations attributable to non-controlling interest	0	0
Net income/(loss) from continuing operations attributable to Golden Star	(1,153)	1,190
Capital expenditures	0	0
Total assets	378	2,951
Operating segments | Prestea
Disclosure of operating segments [line items]
Capital expenditures	6,996	13,018
Total assets	0	94,453
Corporate
Disclosure of operating segments [line items]
Revenue	0	0
Mine operating expenses	0	0
Severance charges	0	0
Operating costs from metal inventory	0	0
Inventory write-off	0
Royalties	0	0
Cost of sales excluding depreciation and amortization	0	0
Depreciation and amortization	0	0
Mine operating profit	0	0
Income tax expense	0	0
Net loss from continuing operations attributable to non-controlling interest	0	0
Net income/(loss) from continuing operations attributable to Golden Star	(31,542)	(31,230)
Capital expenditures	69	0
Total assets	$ 57,910	$ 43,022

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[3]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[4]	Please refer to Note 28 for information on revised prior period comparatives.